Income Taxes (Components of Federal Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current Income Tax Expense (Benefit)	$ 2,612	$ 2,683	$ 2,867
Deferred Income Tax Expense (Benefit)	424	(104)	(205)
Income Tax Expense (Benefit), Continuing Operations, Total	$ 3,036	$ 2,579	$ 2,662